Vessels, net (Details Narrative) - USD ($) $ in Thousands						12 Months Ended
	Jun. 28, 2024	Feb. 15, 2024	Dec. 15, 2023	Sep. 14, 2023	Mar. 23, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 30, 2025
Property, Plant and Equipment [Line Items]
Impairment Charges						$ 0	$ 0	$ 0
Proceeds from sale of property								64,213
Proceeds from long term debt						33,350	31,000	34,500
Proceeds from sale of property							44,969	28,500
Cash						35,555	$ 21,243	$ 34,539
Restricted common shares									67,534
Konkar Asteri [Member]
Property, Plant and Equipment [Line Items]
Capitalized improvements and additions						186
Konkar Venture [Member]
Property, Plant and Equipment [Line Items]
Capitalized improvements and additions						192
Pyxis Karteria [Member]
Property, Plant and Equipment [Line Items]
Capitalized work-in-progress						476
Konkar Ormi [Member]
Property, Plant and Equipment [Line Items]
Capitalized work-in-progress						$ 15
Pyxis Malou [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property					$ 24,800
Proceeds from repayment of debt					18,900
Gain (Loss) from the sale of vessels					$ 8,017
Konhar Ormi [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property				$ 28,500
Proceeds from long term debt				$ 19,000
Pyxis Epsilon [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property			$ 40,750
Proceeds from repayment of debt			26,800
Gain (Loss) from the sale of vessels			$ 17,108
Ballast Water Treatment System Installation [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property		$ 26,625
cash		$ 14,500
Konkar Venture [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property	$ 30,000
cash	12,000
Secured bank debt	16,500
Cash	$ 7,320
Restricted common shares	267,857
Deemed dividends	$ 8,875
Financing activities	7,493
Share issuance	$ 1,382